Intangible Assets - Gross Cost, Accumulated Amortization and Impairment Losses of Intangible Assets (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 16,034	€ 16,856	€ 18,005
Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	49,509	48,955
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(33,471)	(32,096)
Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(4)	(3)
Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	8,566	9,995	10,785
Service concession arrangements and licenses | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	20,414	21,145
Service concession arrangements and licenses | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(11,848)	(11,150)
Service concession arrangements and licenses | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,980	2,940	2,987
Software | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	17,578	17,153
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(14,597)	(14,213)
Software | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(1)	0
Customer base
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,666	2,138	2,731
Customer base | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	6,544	6,766
Customer base | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(4,878)	(4,628)
Customer base | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets	640	690	780
Trademarks | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,887	1,853
Trademarks | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(1,247)	(1,163)
Trademarks | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	52	77	86
Other intangible assets | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	956	1,022
Other intangible assets | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(901)	(942)
Other intangible assets | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(3)	(3)
Intangible assets in process
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,130	1,016	€ 636
Intangible assets in process | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,130	1,016
Intangible assets in process | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Intangible assets in process | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 0	€ 0